NOTE 2. MERGER UNDER COMMON CONTROL AND ADJUSTMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Changes and Error Corrections [Abstract]
Selected consolidated balance sheet information

	December 31, 2011 (as previously reported)	Effect of Adjustment	December 31, 2011 (As Adjusted)

ASSETS
Cash and cash equivalents	$43,019	$29	$43,048
Due from an affiliate	—	7,904	7,904
Prepaid expenses and other current assets	12,096	4	12,100
Total assets	$546,529	$7,937	$554,466

LIABILITIES
Other payables and accrued liabilities	13,652	1	13,653
Due to affiliates	35,661	7,035	42,696
Total liabilities	$256,247	$7,036	$263,283

EQUITY
Additional paid-in capital	379,952	24,793	404,745
Accumulated losses	(124,349)	(24,821)	(149,170)
Accumulated other comprehensive income	21,639	929	22,568
Total equity	290,282	901	291,183
Total liabilities and equity	$546,529	$7,937	$554,466

Selected consolidated statement of operations information
	Year ended December 31, 2011 (as previously reported)	Effect of Adjustment	Year ended December 31, 2011 (As Adjusted)

General and administrative	$27,198	$6	$27,204
Income (loss) from continuing operations before income taxes	39,549	(6)	39,543
Income (loss) from continuing operations	26,130	(6)	26,124
Income (loss) from discontinued operations	—	(1,330)	(1,330)
Income tax benefit	—	333	333
Loss attributable to non-controlling interest	—	24	24
Income (loss) from discontinued operations, net of taxes	—	(973)	(973)
Net income (loss)	$26,130	$(979)	$25,151

Earnings (loss) per share
Basic
Continuing operations	$1.11	$—	$1.11
Discontinued operations	—	(0.04)	(0.04)
	$1.11	$(0.04)	$1.07

Diluted
Continuing operations	$1.11	$—	$1.11
Discontinued operations	—	(0.04)	(0.04)
	$1.11	$(0.04)	$1.07

Selected consolidated statement of operations information for the year ended December 31, 2010:

	Year ended December 31, 2010 (as previously reported)	Effect of Adjustment	Year ended December 31, 2010 (As Adjusted)

General and administrative	$17,590	$12	$17,602
Loss from continuing operations before income taxes	(52,523)	(12)	(52,535)
Loss from continuing operations	(62,892)	(12)	(62,904)
Income from discontinued operations	—	1,404	1,404
Income tax provision	—	(351)	(351)
Income attributable to non-controlling interest	—	(449)	(449)
Income from discontinued operations , net of taxes	—	604	604
Net (loss) income	$(62,892)	$592	$(62,300)

(Loss) earnings per share
Basic
Continuing operations	$(3.42)	$0.01	$(3.41)
Discontinued operations	—	0.03	0.03
	$(3.42)	$0.04	$(3.38)

Diluted
Continuing operations	$(3.42)	$0.01	$(3.41)
Discontinued operations	—	0.03	0.03
	$(3.42)	$0.04	$(3.38)

Selected consolidated statement of cash flow information
	Year ended December 31, 2011 (as previously reported)	Effect of Adjustment	Year ended December 31, 2011 (As Adjusted)

Net income (loss)	$26,130	$(979)	$25,151
Net income from discontinued operations	—	973	973
Other payable and accrued liabilities	5,730	(1)	5,729
Net cash provided by (used in) continuing operating activities	37,211	(7)	37,204
Cash received from sales of subsidiaries	—	7,589	7,589
Net cash provided by continuing investing activities	6,878	7,589	14,467
Repayment to affiliates	(364,175)	(8,084)	(372,259)
Net cash used in continuing financing activities	(33,795)	(8,084)	(41,879)
Net cash provided by (used in) continuing operating, investing and financing activities	10,294	(502)	9,792
Net cash used in discontinued operating activities	—	48,537	48,537
Net cash used in discontinued investing activities	—	172,922	172,922
Net cash provided by discontinued financing activities	—	(222,289)	(222,289)
Effect of foreign currency translation on cash	1,794	1,344	3,138
Net increase in cash and cash equivalents	12,088	12	12,100
Cash and cash equivalents, beginning of year	30,931	17	30,948
Cash and cash equivalents, end of year	$43,019	$29	$43,048

Selected consolidated statement of cash flow information for the year ended December 31, 2010:

	Year ended December 31, 2010 (as previously reported)	Effect of Adjustment	Year ended December 31, 2010 (As Adjusted)

Net (loss) income	$(62,892)	$592	$(62,300)
Net loss from discontinued operations	—	(604)	(604)
Net cash (used in) provided by continuing operating activities	(149,072)	(12)	(149,084)
Proceeds from affiliates	283,311	120,073	403,384
Repayment to affiliates	(245,988)	(120,181)	(366,169)
Increase in accounts payable, related parties	451,525	(56,947)	394,578
Repayment to accounts payable, related parties	(570,637)	56,947	(513,690)
Net cash provided by (used in) continuing financing activities	139,878	(108)	139,770
Net cash (used in) provided by continuing operating, investing and financing activities	(7,060)	(120)	(7,180)
Net cash used in discontinued operating activities	—	(84,184)	(84,184)
Net cash used in discontinued investing activities	—	(59,454)	(59,454)
Net cash provided by discontinued financing activities	—	144,087	144,087
Effect of foreign currency translation on cash	1,223	(329)	894
Net decrease in cash and cash equivalents	(5,837)	—	(5,837)
Cash and cash equivalents, beginning of year	36,768	17	36,785
Cash and cash equivalents, end of year	$30,931	$17	$30,948